UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    August 13, 2008


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       20

Form 13F Information Table Value Total:   131154


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Arena Resources Inc             Common Stock    040049108      7,185    136,034                 Sole     None     Sole
Berry Petroleum Corp.           Common Stock    085789105      1,625     27,601                 Sole     None     Sole
Bill Barrett Corp               Common Stock    06846N104      7,298    122,840                 Sole     None     Sole
Chesapeake Energy Corp          Common Stock    165167107     10,875    164,867                 Sole     None     Sole
Cimarex Energy Co               Common Stock    171798101      4,538     65,139                 Sole     None     Sole
Comstock Resources Inc          Common Stock    205768203      1,130     13,382                 Sole     None     Sole
Gastar Exploration, Ltd.        Common Stock    367299104      1,256    490,575                 Sole     None     Sole
GMX Resources Inc               Common Stock    38011M108      3,767     50,840                 Sole     None     Sole
Gulfport Energy Corp.           Common Stock    402635304      1,773    107,640                 Sole     None     Sole
Nexen Energy, Inc               Common Stock    65334H102      8,228    207,001                 Sole     None     Sole
Noble Energy Inc                Common Stock    655044105     13,001    129,264                 Sole     None     Sole
Parallel Petroleum Corp         Common Stock    699157103      2,319    115,218                 Sole     None     Sole
Petroleum Development Corp      Common Stock    716578109     11,798    177,434                 Sole     None     Sole
Range Resources                 Common Stock    75281A109      2,858     43,600                 Sole     None     Sole
Rosetta Resources Inc           Common Stock    777779307      6,499    228,041                 Sole     None     Sole
Suncor Energy, Inc.             Common Stock    867229106     11,396    196,072                 Sole     None     Sole
Swift Energy Co.                Common Stock    870738101      9,706    146,933                 Sole     None     Sole
Ultra Petroleum Corp            Common Stock    903914109     12,115    123,374                 Sole     None     Sole
Venoco, Inc.                    Common Stock    92275P307      1,281     55,200                 Sole     None     Sole
Petrobank Energy & Resources    Common Stock    71645P106     12,506    239,713                 Sole     None     Sole